Identification and business activity - Net cash flows of discontinued operations (Details) - Mining activities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Identification and business activity
Operating activities	$ 0	$ (2)	$ 1,800
Investing activities	0	0	(1,817)
Decrease in cash and cash equivalents for the year	$ 0	$ (2)	$ (17)